Income Taxes - Summary of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income Taxes [Abstract]
Current income tax expense	$ 62,498	$ 19,813
Current income tax recovery - provision adjustment	(8,057)	(2,155)
Deferred income tax recovery relating to the origination and reversal of temporary differences	(52,124)	(17,971)
Deferred income tax recovery - provision adjustment	(2,514)	(675)
Income tax recovery	$ (197)	$ (988)	[1],[2]

[1]	Certain amounts were reclassified in the comparative periods. See note 2.
[2]	The Corporation applied IFRS 16, Leases (“IFRS 16”) from January 1, 2019. Consistent with the transition method chosen by the Corporation, comparative information has not been restated. See note 4.